Annual Fund Operating Expenses	Dec. 01, 2025
RANGER SMALL CAP FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.40%
RANGER SMALL CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.57%
Fee Waiver or Reimbursement	(0.42%)	[1]
Net Expenses (as a percentage of Assets)	1.15%	[2]
RANGER MICRO CAP FUND | INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	2.24%
Fee Waiver or Reimbursement	(0.71%)	[3]
Net Expenses (as a percentage of Assets)	1.53%
RANGER MICRO CAP FUND | INSTITUTIONAL CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.99%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.71%)	[3]
Net Expenses (as a percentage of Assets)	1.28%	[4]

[1]	Ranger Investment Management, L.P.(“RIM”), the Fund's investment adviser, has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder service fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.10% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to RIM.
[2]	Expenses after waivers (excluding shareholder service fees of 0.06% was 1.09%.
[3]	Ranger Investment Management, L.P. (“RIM”), the Fund's investment adviser, has contractually agreed to reduce its fees and to reimburse expenses, at least until November 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution or shareholder servicing fees, taxes, interest, brokerage commissions, Acquired Fund Fees and Expenses, or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days’ written notice to RIM.
[4]	Expenses after waivers (excluding shareholder servicing fees of 0.05%) was 1.23%.